Liabilities related to associates and joint ventures - Paragraphs (Details) R$ in Millions, $ in Millions	1 Months Ended	3 Months Ended			6 Months Ended
	Mar. 31, 2016 BRL (R$) item	Jun. 30, 2020 BRL (R$)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2016 USD ($)
Framework agreement
Equity results and other results in associates and joint ventures			$ (535)	$ (743)	$ (701)	$ (659)
Samarco
Framework agreement
Short-term facilities available for operations			213		213
Short term credit facilities already made available to joint venture			76		$ 76
Equity results and other results in associates and joint ventures			6
De-characterization of Germano dam
Framework agreement
Provision	R$ 1,001						$ 183
Renova Foundation
Framework agreement
Number of long term mitigation | item	42
Provision increase		R$ 2,939	$ 566
Remaining term of agreement		10 years	10 years